Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share
Earnings per share

10 Earnings per share

Accounting policy

Earnings per share (EPS) is calculated by taking the reported net profit attributable to shareholders and dividing this by the total weighted average number of shares.

The diluted figures are calculated after taking account of potential additional ordinary shares arising from share options and conditional shares. The dilutive impact is calculated as the weighted average of all potentially dilutive shares

EARNINGS PER SHARE – FOR THE YEAR ENDED 31 DECEMBER	2022			2023			2024
	Net profit attributable to shareholders GBPm	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to shareholders GBPm	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to shareholders GBPm	Weighted average number of shares (millions)	EPS (pence)
Basic earnings per share	1,634	1,918.5	85.2p	1,781	1,891.8	94.1p	1,934	1,865.9	103.6p
Diluted earnings per share	1,634	1,929.3	84.7p	1,781	1,902.8	93.6p	1,934	1,876.7	103.1p